Going Concern	6 Months Ended
Jun. 30, 2024
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s unaudited condensed consolidated financial statements have been prepared assuming that it will continue as a going concern. As of June 30, 2024, the Company had a working capital of approximately $0.3 million, and approximately $0.7 million net loss and approximately $4.8 million cash used in operating activities during the six months ended June 30, 2024. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

As of June 30, 2024, the Company had cash of approximately $1.6 million. Management believes that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s credit history. Currently, the Company is working to improve its liquidity and capital source mainly through cash flow from its operations, renewal of bank borrowings and borrowing from related parties. In order to fully implement its business plan and sustain operations, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

On August 30, 2024, the Company entered into a securities purchase agreement with certain purchasers, in connection with the issuance and sale (the “Private Placement”) of an aggregate of 14,095,200 Class A shares, par value US$0.10 per share (the “Class A Shares”), of the Company at $1.38 per share for an aggregate of purchase price of $19,451,376. On the same day, the parties closed the Private Placement. The Company intends to use the net proceeds from the Private Placement for future mergers and acquisitions and working capital purposes.

Based on above reasons, the Company believe it has the ability to continue as a going concern for the next 12 months from the issuance of these consolidated financial statements.